Commitments and Contingencies - Summary of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease expense:
Operating lease expense	$ 141	$ 159
Total lease expense	141	159
Cash payment information:
Operating cash used for operating leases	141	159
Total cash paid for amounts included in the measurement of lease liabilities	$ 141	$ 159